Investments at equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of financial information of the joint venture and associate

Summarized financial information of the affiliate are set out below:

	BSSB	Cuprina MENA	Total
	S$	S$	S$

As of December 31, 2023
Current assets	-	17,580	17,580
Current liabilities	-	35,274	35,274

For the year ended December 31, 2023
Net loss	(15,780)	(52,854)	(68,364)
Net loss attributable to the Company	(7,890)	(25,898)	(33,788)

	As of December 31,
	Cuprina MENA
	2024	2025	2025
	S$	S$	US$

As of
Current assets	9,447	4,759	3,700
Current liabilities	164,840	278,129	216,224

For the year ended
Net loss	(105,981)	(129,283)	(100,508)
Net loss attributable to the Company	(51,931)	(63,349)	(49,249)